Note 5 - Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Unrealized Losses on Investment Securities Available for Sale (1)
	2025	2024
Balance, beginning of the year	$-	$(10)

Other comprehensive income before reclassifications	3	10
Amount reclassified from accumulated other comprehensive
Total other comprehensive income	3	10
Balance, end of the year	$3	$-